                             Janus Investment Fund
                          Janus Equity and Bond Funds
                   Janus Money Market Funds - Investor Shares

                        Supplement dated April 11, 2008
          to Currently Effective Statements of Additional Information

Robin C. Beery has assumed responsibility as President and Chief Executive Officer of Janus Investment Fund. The following supplements the information in the "TRUSTEES AND OFFICERS" section of the Statements of Additional Information:

----------------------------------------------------------------------------------------
                                        OFFICERS
----------------------------------------------------------------------------------------
                                          TERM OF
                                          OFFICE* AND
 NAME, ADDRESS,       POSITIONS HELD      LENGTH OF      PRINCIPAL OCCUPATIONS DURING
 AND AGE              WITH FUNDS          TIME SERVED    THE PAST FIVE YEARS
----------------------------------------------------------------------------------------
 Robin C. Beery       President and       4/08-Present   Executive Vice President and
 151 Detroit Street   Chief                              Chief Marketing Officer of
 Denver, CO 80206     Executive Officer                  Janus Capital Group Inc. and
 DOB: 1967                                               Janus Capital; Executive Vice
                                                         President of Janus Distributors
                                                         LLC and Janus Services LLC; and
                                                         Working Director of Enhanced
                                                         Investment Technologies, LLC.
                                                         Formerly, President (2002-2007)
                                                         and Director (2000-2007) of The
                                                         Janus Foundation; President
                                                         (2004-2006) and Vice President
                                                         and Chief Marketing Officer
                                                         (2003-2004) of Janus Services
                                                         LLC; and Senior Vice Presi-
                                                         dent (2003-2005) and Vice
                                                         President (1999-2003) of Janus
                                                         Capital Group Inc. and Janus
                                                         Capital.
----------------------------------------------------------------------------------------

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

                             Janus Investment Fund
                             Janus Smart Portfolios

                        Supplement dated April 11, 2008
           to Currently Effective Statement of Additional Information

Robin C. Beery has assumed responsibility as President and Chief Executive Officer of Janus Investment Fund. The following supplements the information in the "TRUSTEES AND OFFICERS" section of the Statement of Additional Information:

---------------------------------------------------------------------------------------
                                       OFFICERS
---------------------------------------------------------------------------------------
                                        TERM OF
                                        OFFICE* AND
 NAME, ADDRESS,       POSITIONS HELD    LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE              WITH PORTFOLIOS   TIME SERVED    PAST FIVE YEARS
---------------------------------------------------------------------------------------
 Robin C. Beery       President and     4/08-Present   Executive Vice President and
 151 Detroit Street   Chief                            Chief Marketing Officer of Janus
 Denver, CO 80206     Executive                        Capital Group Inc. and Janus
 DOB: 1967            Officer                          Capital; Executive Vice
                                                       President of Janus Distrib-
                                                       utors LLC and Janus Services
                                                       LLC; and Working Director of
                                                       Enhanced Investment
                                                       Technologies, LLC. Formerly,
                                                       President (2002-2007) and
                                                       Director (2000-2007) of The
                                                       Janus Foundation; President
                                                       (2004-2006) and Vice President
                                                       and Chief Marketing Officer
                                                       (2003-2004) of Janus Services
                                                       LLC; and Senior Vice President
                                                       (2003-2005) and Vice President
                                                       (1999-2003) of Janus Capital
                                                       Group Inc. and Janus Capital.
---------------------------------------------------------------------------------------

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.